UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Geller Family Office Services, LLC
Address: 800 Third Avenue
         19th Floor
         New York, NY  10022

13F File Number:  28-11848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jon R. Persson
Title:     Chief Compliance Officer
Phone:     212-583-6248

Signature, Place, and Date of Signing:

     Jon R. Persson     New York, NY     August 4, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $1,414,534 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJAIG CMDTY 36   06738C778     2102    29400 SH       SOLE                        0        0    29400
CALIFORNIA PIZZA KITCHEN INC   COM              13054D109      292    26100 SH       SOLE                        0        0    26100
CANTEL MEDICAL CORP            COM              138098108      453    44729 SH       SOLE                        0        0    44729
DISCOVER FINL SVCS             COM              254709108     1150    87033 SH       SOLE                        0        0    87033
FINISAR                        COM              31787A101       19    15697 SH       SOLE                        0        0    15697
FOREST CITY ENTERPRISES INC    CL A             345550107      245     7600 SH       SOLE                        0        0     7600
GLOBALOPTIONS GROUP INC        COM NEW          37946D209       31    13062 SH       SOLE                        0        0    13062
ISHARES INC                    MSCI EMU INDEX   464286608      959     9784 SH       SOLE                        0        0     9784
ISHARES INC                    MSCI PAC J IDX   464286665     1209     8887 SH       SOLE                        0        0     8887
ISHARES TR                     FTSE XNHUA IDX   464287184      387     2955 SH       SOLE                        0        0     2955
ISHARES TR                     RUSSELL1000VAL   464287598     2401    34778 SH       SOLE                        0        0    34778
ISHARES TR                     S&P MIDCAP 400   464287507     1406    17239 SH       SOLE                        0        0    17239
ISHARES TR                     RUSSELL MIDCAP   464287499    27899   291158 SH       SOLE                        0        0   291158
ISHARES TR                     RUSSELL MCP VL   464287473      382     2968 SH       SOLE                        0        0     2968
ISHARES TR                     MSCI EAFE IDX    464287465    66392  1031753 SH       SOLE                        0        0  1031753
ISHARES TR                     S&P LTN AM 40    464287390      828     3009 SH       SOLE                        0        0     3009
ISHARES TR                     S&P NA NAT RES   464287374      477     3110 SH       SOLE                        0        0     3110
ISHARES TR                     RUSSELL 1000     464287622    52569   746078 SH       SOLE                        0        0   746078
ISHARES TR                     S&P 500 INDEX    464287200    79212   618841 SH       SOLE                        0        0   618841
ISHARES TR                     RUSSELL 2000     464287655    41787   605167 SH       SOLE                        0        0   605167
ISHARES TR                     S&P 100 IDX FD   464287101   150973  2596707 SH       SOLE                        0        0  2596707
ISHARES TR                     MSCI EMERG MKT   464287234      292     2155 SH       SOLE                        0        0     2155
ISHARES TR                     RUSL 3000 VALU   464287663      216     2411 SH       SOLE                        0        0     2411
ISHARES TR                     S&P SMLCAP 600   464287804     2177    36178 SH       SOLE                        0        0    36178
ISHARES TR                     S&P EURO PLUS    464287861     7335    75451 SH       SOLE                        0        0    75451
ISHARES TR                     MSCI VAL IDX     464288877      575     9446 SH       SOLE                        0        0     9446
ISHARES TR                     RUSSELL1000GRW   464287614      566    10247 SH       SOLE                        0        0    10247
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      275    93100 SH       SOLE                        0        0    93100
MORGAN STANLEY                 COM NEW          617446448     9438   214066 SH       SOLE                        0        0   214066
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    15827   350381 SH       SOLE                        0        0   350381
QUEST DIAGNOSTICS INC          COM              74834l100      247     5100 SH       SOLE                        0        0     5100
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308    36300  1357013 SH       SOLE                        0        0  1357013
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506      685     7739 SH       SOLE                        0        0     7739
SPDR SERIES TRUST              S&P METALS MNG   78464a755      576     6092 SH       SOLE                        0        0     6092
SPDR TR                        UNIT SER 1       78462F103   864002  6796927 SH       SOLE                        0        0  6796927
VANGUARD INDEX FDS             LARGE CAP ETF    922908637      436     7527 SH       SOLE                        0        0     7527
VANGUARD INDEX FDS             STK MRK ETF      922908769     2752    42939 SH       SOLE                        0        0    42939
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866    12892   206365 SH       SOLE                        0        0   206365
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     1317    28141 SH       SOLE                        0        0    28141
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    11307   213134 SH       SOLE                        0        0   213134
VANGUARD INTL EQUITY INDEX F   EURPEAN ETF      922042874     2096    31942 SH       SOLE                        0        0    31942
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     9923   231145 SH       SOLE                        0        0   231145
WASTE SERVICES INC DEL         COM NEW          941075202      137    19415 SH       SOLE                        0        0    19415
WET SEAL INC                   CL A             961840105     3990   836667 SH       SOLE                        0        0   836667